SHARE-BASED PAYMENT (Schedule of Change of Awards) (Details)	12 Months Ended
	Dec. 31, 2017 ILS (₪) shares yr	Dec. 31, 2016 ILS (₪) shares yr	Dec. 31, 2015 ILS (₪) shares yr
Number of Options
Outstanding at beginning of year | shares	2,487,236	2,281,493	2,396,891
Granted | shares	458,950	401,275	504,075
Exercised | shares	(10,659)	(8,398)	(430,178)
Forfeited | shares	(363,155)	(187,134)	(189,295)
Outstanding at end of year | shares	2,572,372	2,487,236	2,281,493
Exercisable at end of year | shares	1,755,253	1,543,358	1,182,417
Weighted Average Exercise Price
Outstanding at beginning of year | ₪	₪ 35.2	₪ 38.96	₪ 37.98
Granted | ₪	21.1	15.17	18.28
Exercised | ₪	18.19	18.47	11.18
Forfeited | ₪	35.7	39.22	34.94
Outstanding at end of year | ₪	32.47	35.2	38.96
Exercisable at end of year | ₪	₪ 38.69	₪ 40.44	₪ 40.39
The weighted average remaining contractual life for the share options | yr	3.22	3.62	4.15